PROVISIONS - Change in Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 314	$ 497
Acquisitions through business combinations	221	0
Disposals	(1)	(1)
Accretion	11	11
Changes in estimates	169	(185)
Foreign exchange and other	12	(8)
Balance, end of the year	$ 726	$ 314